OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
OTHER OPERATING INCOME
17. OTHER OPERATING INCOME

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
VAT - in super deduction	—	—	25,047

From 2019, in accordance with “the Announcement on Relevant Policies for Deepening the Value-added Tax Reform” and relevant government policies announced by the Ministry of Finance, the State Taxation Administration and the General Administration of Customs of China, one China VIE of the Company, as a consumer service company, is allowed to enjoy additional 10%
VAT-in
deduction for any services or products it purchased
(“VAT-in
super deduction”) from April 1, 2019 to December 31, 2021. The
VAT-in
super deduction obtained is considered as operating given that all VAT-in were derived from the purchases for that VIE’s daily operations in nature, and therefore is presented in Other operating income in the Consolidation Statements of Comprehensive Loss.